Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Cash on hand	¥ 12	¥ 12
Cash at central bank		134,486
Cash at banks	1,947,910	1,244,975
Cash and cash equivalents, end of the year	¥ 1,947,922	¥ 1,379,473	¥ 1,907,776	¥ 1,399,370